Summary of Stock Option Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Beginning Balance, Number of Shares	443,672	402,561	402,561	449,087	502,253
Granted, Number of Shares			80,000
Exercised, Number of Shares	0	0		(46,526)	(49,166)
Cancelled/Forfeited, Number of Shares			(38,889)		(4,000)
Ending Balance, Number of Shares	1,295,094		443,672	402,561	449,087
Beginning Balance, Weighted Average Exercise Price	$ 9.64	$ 10.82	$ 10.82	$ 10.85	$ 10.95
Options Exercisable, Number of Shares	367,005		363,672
Granted, Weighted Average Exercise Price			$ 4.48
Exercised, Weighted Average Exercise Price				11.09	10.85
Cancelled/Forfeited, Weighted Average Exercise Price			11.23		23.28
Ending Balance, Weighted Average Exercise Price	$ 4.41		9.64	$ 10.82	$ 10.85
Options Exercisable, Weighted Average Exercise Price	$ 10.72		$ 10.77
Options Outstanding December 31, Weighted Average Remaining Term (in years)	5 years 6 months		2 years 9 months 18 days	2 years 10 months 24 days
Options Exercisable December 31, Weighted Average Remaining Term (in years)	1 year 10 months 24 days		2 years 1 month 6 days
Options Outstanding December 31, 2015, Aggregate Intrinsic Value			$ 0
Options Exercisable December 31, 2015, Aggregate Intrinsic Value			$ 0